Unsecured Convertible Loan Notes and Derivative Financial Instruments - Convertible Notes Presented in Consolidated Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 31,668,810
Fair value loss (gain)	36,187,702	$ (34,568,333)
Loss on extinguishment of convertible notes	32,940,662
Ending Balance	62,070,139	31,668,810
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	30,360,575	28,554,210
Initial recognition	82,658,645
Costs of issue of convertible notes	(10,272,148)
Interest expense	1,801,403	1,806,365
Fair value loss (gain)	1,347,459	1,587,931
Effect of foreign currency movements	0	0
Conversions	(43,832,847)
Ending Balance	60,715,628	30,360,575
Borrowings | LG Energy Solution
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	30,360,575	28,554,210
Initial recognition	0
Costs of issue of convertible notes	0
Interest expense	1,801,403	1,806,365
Effect of foreign currency movements	0	0
Ending Balance	32,161,978	30,360,575
Borrowings | Yorkville
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	0	0
Initial recognition	82,658,645
Costs of issue of convertible notes	(10,272,148)
Interest expense	0	0
Effect of foreign currency movements		0
Conversions	(43,832,847)
Ending Balance	28,553,650	0
Derivative Financial Instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	5,368,624	866,278
Initial recognition	17,341,356
Costs of issue of convertible notes	(2,118,335)
Fair value loss (gain)	(5,100,800)	4,536,546
Effect of foreign currency movements	7,894,669	(34,200)
Loss on extinguishment of convertible notes	32,940,662
Conversions	(49,101,027)
Ending Balance	7,225,149	5,368,624
Derivative Financial Instruments | LG Energy Solution
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	5,368,624	866,278
Initial recognition	0
Costs of issue of convertible notes	0
Fair value loss (gain)	(3,999,171)	4,536,546
Effect of foreign currency movements	310,974	(34,200)
Loss on extinguishment of convertible notes	0
Conversions	(0)
Ending Balance	1,680,427	5,368,624
Derivative Financial Instruments | Yorkville
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	0	0
Initial recognition	17,341,356
Costs of issue of convertible notes	(2,118,335)
Fair value loss (gain)	(1,101,629)	0
Effect of foreign currency movements	7,583,695	0
Loss on extinguishment of convertible notes	32,940,662
Conversions	(49,101,027)
Ending Balance	$ 5,544,722	$ 0